COMMON STOCK	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 11. COMMON STOCK

On January 27, 2014, the Company entered into a Stock Purchase Agreement with Oel und Erdgazforshung AG, a Nevis Corporation, for the sale and issuance of 854,701 shares of the Company’s common stock for a purchase price of $200,000, and warrants to purchase an aggregate of 100,000 shares of Common Stock, at an exercise price of $.30 per share. The Warrants are exercisable immediately and expire January 27, 2017.

On February 3, 2014, ASPS elected to convert its $50,000 loan plus interest to date (totaling $52,154) to Two Hundred-thousand, Five Hundred-ninety (200,590) common shares based on the previous day’s close (Friday, January 31, 2014) of $0.26 per share.

On March 28, 2014, the Company entered into a Stock Purchase Agreement with Oel und Erdgazforshung AG, a Nevis Corporation, for the sale and issuance of 694,444 shares of the Company’s common stock for a purchase price of $100,000, and warrants to purchase an aggregate of 50,000 shares of Common Stock, at an exercise price of $.18 per share. The Warrants are exercisable immediately and expire March 28, 2017.